DERIVATIVES (Details Textual) (USD $)	9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended			12 Months Ended																1 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013	Jun. 14, 2013	Mar. 10, 2013	Oct. 31, 2012 Exercise Price One [Member]	Oct. 31, 2012 Exercise Price Two [Member]	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2012 Maximum [Member] Common Stock [Member]	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2012 Minimum [Member] Common Stock [Member]	Oct. 31, 2012 Warrant [Member]	Oct. 31, 2011 Warrant [Member]	Oct. 31, 2012 Warrant [Member] Maximum [Member]	Oct. 31, 2011 Warrant [Member] Maximum [Member]	Oct. 31, 2012 Warrant [Member] Minimum [Member]	Oct. 31, 2011 Warrant [Member] Minimum [Member]	Oct. 31, 2011 Warrat Liability [Member]	Oct. 31, 2012 Warrat Liability [Member]	Oct. 31, 2011 Warrat Liability [Member]	Oct. 31, 2012 2011 Warrant Exchange [Member]	Oct. 31, 2011 2011 Warrant Exchange [Member] Common Stock [Member]	Jul. 05, 2012 July 2012 Warrant Exchanges [Member]	Jun. 08, 2012 July 2012 Warrant Exchanges [Member]	Oct. 31, 2012 2007 warrants [Member]	Oct. 31, 2012 Warrants With Anti Dilution Provisions [Member] Common Stock [Member]	Oct. 31, 2012 Warrants With Anti Dilution Provisions [Member] Maximum [Member]	Oct. 31, 2011 Warrants With Anti Dilution Provisions [Member] Maximum [Member]	Oct. 31, 2012 Warrants With Anti Dilution Provisions [Member] Minimum [Member]	Dec. 31, 2012 Warrants With Anti Dilution Provisions [Member] Minimum [Member]	Oct. 31, 2012 Embedded Derivative Liability [Member]	Oct. 31, 2011 Embedded Derivative Liability [Member]	Oct. 31, 2012 Exercise Of Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount	899,494		802,580	61,396	802,580	899,494													120,800	294,400					1,102,733	681,780	1,102,733						524,251						1,102,733
Class Of Warrant Exercise Price Of Warrants			$ 18.75	$ 18.75	$ 18.75						$ 21.25	$ 21.25	$ 24.40	$ 21.25	$ 5.625	$ 6.625	$ 18.75	$ 6.625			$ 0.17	$ 0.1952	$ 0.053	$ 0.15		$ 403,451								$ 18.75	$ 21.25	$ 4.45	$ 6.625
Exchanges Of Warrants																														$ 278,329		$ 3,200						$ 400,000	$ 1.9
Reduction In Warrant Outstanding Subject To Anti Dilution Provision																									104,800	13.1						126,956							395,200
Warrants Not Settleable in Cash, Fair Value Disclosure																									6,391,000	434,000	6,391,000											681,780	808,333
Servicing Liability at Fair Value, Other Changes in Fair Value				9.8																						7,800,000	6,400,000											6,000,000
Exercises Of Warrants			21,960	57,866
Proceeds From Warrant Exercises	94,444	411,765	411,765	1,085,001	1,666,766	1,761,210																																		412,000
Warrants Purchased During Period																												38,330	51,107	189,812	88,516
Non Cash Warrant Expenses																												25,000	89,000
Stock Issued During Period Value Exchange Of Warrants			223,596	1,533,965																								12,776
Other Noncash Income																												54,000		408,000
Debt Instrument, Convertible, Type of Equity Security																															6,400
Anti Dilution Provisions Additional Warrants Exercise Price			$ 18.6875						$ 18.6875	$ 12.50
Anti Dilution Provisions Additional Warrants Issuable			42,400
Probability Of Exercise Of Additional Warrants At Exercise Price One																																		50.00%		40.00%
Probability Of Exercise Of Additional Warrants At Exercise Price Two																																		60.00%		50.00%
Derivative Liability, Fair Value, Gross Liability				6,390,000																																			6,400,000
Embedded Derivative, Fair Value of Embedded Derivative, Net, Total																																							$ 946,000
Common Stock, Par Or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001																				$ 0.001